Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Income Tax Expense
a.	Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current period	$41,421.1	$49,846.5
Income tax adjustments on prior years	(7,553.0)	(12,748.5)
Other income tax adjustments	(79.5)	69.9

	33,788.6	37,167.9

Deferred income tax benefit
The origination and reversal of temporary differences	(2,580.5)	(7,238.3)
Investment tax credits	—	(2,632.6)

	(2,580.5)	(9,870.9)

Income tax expense recognized in profit or loss	$31,208.1	$27,297.0

Income Tax Expense Recognized in Other Comprehensive Income
b.	Income tax expense recognized in other comprehensive income

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Deferred income tax benefit (expense)
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	$0.4	$(55.8)